INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	3 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2022 and December 31, 2021 is as follows:

	March 31, 2022	December 31, 2021
	(in millions)
Equity method	$267	$286
Cost method	50	47
Total	$317	$333